RELATED PARTY TRANSACTIONS OMNIBUS AGREEMENT (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
PBF LLC [Member] | Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Administrative fee	$ 2,350